SUPPLEMENTAL FINANCIAL INFORMATION (Details 6) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplemental cash flow disclosure:
Interest paid	$ 0	$ (6)
Income taxes paid	$ 0	$ 0